Share-Based Compensation (Details) - Schedule of summarizes share-based compensation expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation	$ 2,712	$ 2,914	$ 670
Research & development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation	876	1,210	401
General & administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation	$ 1,836	$ 1,704	$ 269